NEVADA EAGLE RESOURCES LLC (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2012
Nevada Eagle Resources Llc 1	$ 4,750,000
Nevada Eagle Resources Llc 2	664,952
Nevada Eagle Resources Llc 3	2,250,000
Nevada Eagle Resources Llc 4	2,500,000
Nevada Eagle Resources Llc 5	$ 2,500,000
Nevada Eagle Resources Llc 6	5.00%